FAIR VALUE MEASUREMENTS (Schedule of Assets Measured at Fair Value) (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financials assets	$ 397	$ 243
Outstanding Ordinary shares [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in BioCancell	397	218
Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in BioCancell		25
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financials assets	397	218
Fair Value, Inputs, Level 1 [Member] | Outstanding Ordinary shares [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in BioCancell	397	218
Fair Value, Inputs, Level 1 [Member] | Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in BioCancell
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financials assets
Fair Value, Inputs, Level 2 [Member] | Outstanding Ordinary shares [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in BioCancell
Fair Value, Inputs, Level 2 [Member] | Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in BioCancell
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financials assets		25
Fair Value, Inputs, Level 3 [Member] | Outstanding Ordinary shares [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in BioCancell
Fair Value, Inputs, Level 3 [Member] | Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in BioCancell		$ 25